UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Aristotle Fund, LP
Address:  33 Carroll Street
          Portland, ME  04102

Form 13F File Number: 028-12711

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon Higgins
Title:
Phone:    203-328-7090

Signature, Place, and Date of Signing:

/s/ Sharon Higgins                Stamford, CT               05/08/13
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $129,722
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE


COLUMN 1                      COLUMN 2 COLUMN 3    COLUMN 4    COLUMN 5            COLUMN 6   COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              Title of              Value     Shares or  SH  PUT  Investment   Other         Voting Authority
Name of Issuer                 Class    Cusip      (x$1000)   PRN Amount PRN CALL Discretion  Managers   Sole     / Shared  /  None
------------------------------------------------------------------------------------------------------------------------------------
Coach Inc.                      COM    189754104      $5,599    112,000  SH           SOLE       N/A      112,000
Fidelity National Information
  Services                      COM    31620M106     $14,065    355,000  SH           SOLE       N/A      355,000
Fiserv Inc.                     COM    337738108      $7,117     81,000  SH           SOLE       N/A       81,000
Global Payments Inc.            COM    37940X102      $7,150    143,975  SH           SOLE       N/A      143,975
Iconix Brand Group Inc.         COM    451055107     $41,573  1,607,000  SH           SOLE       N/A    1,607,000
Joy Global Inc.                 COM    481165108     $34,045    572,000  SH           SOLE       N/A      572,000
Lowes Companies Inc.            COM    548661107     $20,173    532,000  SH           SOLE       N/A      532,000